Accounts and Other Payables (Tables)	6 Months Ended
Sep. 30, 2022
Accounts and Other Payables [Abstract]
Schedule of accounts and other payables
	As of September 30, 2022	As of March 31, 2022
	US$	US$
Accounts payables	6,115	6,862
Other payables and accrued charges (Note (a))	3,712,349	1,180,230
Amount due to related parties	695,793	322,752

Total	4,414,257	1,509,844

(a)	Other payables and accrued charges mainly included customer advances, wage payables and accrual charges. Other payables are non-interest-bearing and are expected to be settled within one year.